Acquired intellectual property and other intangible assets - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($)
Changes in intangible assets other than goodwill [abstract]
Opening net book value	$ 14,116	$ 15,550
Additions	45
Amortization for the year	(1,545)	(1,434)
Closing net book value	$ 12,616	14,116
Estimated useful lives or amortisation rates, intangible assets other than goodwill | year	9.59
Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	$ 21,246
Closing net book value	20,626	21,246
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(7,130)
Closing net book value	(8,010)	(7,130)
Patents
Changes in intangible assets other than goodwill [abstract]
Opening net book value	773	922
Additions	45
Amortization for the year	(260)	(149)
Closing net book value	558	773
Patents | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	2,171
Closing net book value	1,551	2,171
Patents | Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(1,398)
Closing net book value	(993)	(1,398)
Acquired intellectual property and reacquired rights
Changes in intangible assets other than goodwill [abstract]
Opening net book value	13,343	14,628
Additions	0
Amortization for the year	(1,285)	(1,285)
Closing net book value	12,058	13,343
Acquired intellectual property and reacquired rights | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	19,075
Closing net book value	19,075	19,075
Acquired intellectual property and reacquired rights | Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(5,732)
Closing net book value	$ (7,017)	$ (5,732)